DSM LARGE CAP GROWTH FUND
Institutional Class (DSMLX)

DSM GLOBAL GROWTH FUND
Institutional Class (DSMGX)

Supplement dated June 18, 2013 to
Statement of Additional Information (“SAI”) dated November 1, 2012

The third paragraph of the section titled, “Portfolio Holdings Information” on page 14 of the SAI is hereby revised to read as follows:

Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  A Fund discloses a listing of its complete portfolio holdings on its website at www.dsmfunds.com at least 30 days after the quarter-end.  Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website.  In addition, a Fund may provide its complete portfolio holdings at the same time that it is filed with the SEC.

Please retain this Supplement with the SAI.

DSM SMALL-MID CAP GROWTH FUND
Institutional Class (DSMMX)

Supplement dated June 18, 2013 to
Statement of Additional Information (“SAI”) dated March 28, 2013

The third paragraph of the section titled, “Portfolio Holdings Information” on page 13 of the SAI is hereby revised to read as follows:

Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  The Fund discloses a listing of its complete portfolio holdings on its website at www.dsmfunds.com at least 30 days after the quarter-end.  Portfolio holdings information posted on the Fund’s website may be separately provided to any person, commencing on the day after it is first published on the Fund’s website.  In addition, the Fund may provide its complete portfolio holdings at the same time or after it is filed with the SEC.

Please retain this Supplement with the SAI.